ACCOUNTS RECEIVABLE (Details) - Schedule of Account Receivable, Future Minimum Payments	Dec. 31, 2016 USD ($)
Schedule of Account Receivable, Future Minimum Payments [Abstract]
2016	$ 110,536
2017	112,753
2018	115,008
2019	117,308
2020	119,655
Thereafter	126,548
Total	$ 701,808